Schedule of Investments(a)
Invesco Dynamic Large Cap Growth ETF (PWB)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Communication Services-8.15%
Alphabet, Inc., Class A(b)	17,577	$25,183,974
Facebook, Inc., Class A(b)	114,191	23,056,305
T-Mobile US, Inc.(b)	125,166	9,911,896
		58,152,175
Consumer Discretionary-11.21%
AutoZone, Inc.(b)	8,360	8,844,545
Booking Holdings, Inc.(b)	5,184	9,489,571
Dollar General Corp.	62,404	9,573,398
Hilton Worldwide Holdings, Inc.	92,936	10,018,501
NIKE, Inc., Class B	245,029	23,596,293
O’Reilly Automotive, Inc.(b)	22,187	9,010,141
Ross Stores, Inc.	84,981	9,534,018
		80,066,467
Consumer Staples-6.11%
Costco Wholesale Corp.	76,696	23,432,162
Estee Lauder Cos., Inc. (The), Class A	50,447	9,845,236
Hershey Co. (The)	66,546	10,325,943
		43,603,341
Financials-7.32%
American International Group, Inc.	186,918	9,394,499
Intercontinental Exchange, Inc.	105,814	10,553,888
Marsh & McLennan Cos., Inc.	91,237	10,205,771
Moody’s Corp.	43,641	11,206,572
S&P Global, Inc.	37,234	10,936,743
		52,297,473
Health Care-17.92%
Abbott Laboratories	270,048	23,531,983
Alexion Pharmaceuticals, Inc.(b)	86,233	8,570,698
Baxter International, Inc.	119,892	10,696,764
Edwards Lifesciences Corp.(b)	40,149	8,827,159
Humana, Inc.	28,908	9,720,026
IQVIA Holdings, Inc.(b)	67,011	10,403,458
Thermo Fisher Scientific, Inc.	73,131	22,903,898
UnitedHealth Group, Inc.	82,185	22,391,303
Zoetis, Inc.	81,282	10,908,857
		127,954,146
	Shares	Value
Industrials-5.90%
Cintas Corp.	37,972	$10,593,049
IHS Markit Ltd.(b)	135,613	10,694,441
Raytheon Co.	45,236	9,994,442
Verisk Analytics, Inc.	66,568	10,815,303
		42,097,235
Information Technology-32.83%
Accenture PLC, Class A	114,622	23,521,581
Amphenol Corp., Class A	95,269	9,476,407
Apple, Inc.	86,123	26,655,930
Automatic Data Processing, Inc.	57,651	9,880,805
FleetCor Technologies, Inc.(b)	32,213	10,154,504
KLA Corp.	59,682	9,891,695
Mastercard, Inc., Class A	79,073	24,982,324
Microsoft Corp.	151,437	25,779,120
NVIDIA Corp.	105,697	24,989,942
Paychex, Inc.	114,303	9,803,768
PayPal Holdings, Inc.(b)	214,077	24,381,230
QUALCOMM, Inc.	116,585	9,945,866
Visa, Inc., Class A	125,118	24,894,728
		234,357,900
Materials-6.89%
Air Products and Chemicals, Inc.	41,880	9,997,175
Ecolab, Inc.	52,875	10,369,316
Linde PLC (United Kingdom)	47,988	9,747,802
Sherwin-Williams Co. (The)	16,905	9,415,916
Southern Copper Corp. (Peru)	256,644	9,670,346
		49,200,555
Utilities-3.72%
NextEra Energy, Inc.	98,966	26,542,681
TOTAL INVESTMENTS IN SECURITIES-100.05% (Cost $615,472,362)		714,271,973
OTHER ASSETS LESS LIABILITIES-(0.05)%		(374,260)
NET ASSETS-100.00%		$713,897,713
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Large Cap Value ETF (PWV)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.91%
Communication Services-9.98%
AT&T, Inc.	974,537	$36,662,082
Comcast Corp., Class A	826,228	35,684,787
Verizon Communications, Inc.	610,669	36,298,165
		108,645,034
Consumer Discretionary-1.34%
General Motors Co.	435,230	14,532,330
Consumer Staples-1.52%
Kimberly-Clark Corp.	115,435	16,534,909
Energy-6.89%
Chevron Corp.	310,841	33,303,505
ConocoPhillips	260,675	15,491,915
Phillips 66	137,147	12,531,122
Valero Energy Corp.	161,985	13,656,955
		74,983,497
Financials-32.15%
Aflac, Inc.	286,925	14,796,722
Allstate Corp. (The)	140,416	16,644,913
Bank of America Corp.	1,098,180	36,053,250
Bank of New York Mellon Corp. (The)	321,265	14,386,247
Blackstone Group, Inc. (The), Class A	289,990	17,709,689
Capital One Financial Corp.	156,899	15,658,520
Charles Schwab Corp. (The)	315,588	14,375,033
Chubb Ltd.	103,423	15,719,262
Citigroup, Inc.	484,693	36,066,006
Discover Financial Services	184,789	13,883,198
MetLife, Inc.	315,147	15,665,957
Morgan Stanley	315,974	16,512,801
PNC Financial Services Group, Inc. (The)	102,610	15,242,716
Prudential Financial, Inc.	167,472	15,250,000
State Street Corp.	208,802	15,791,695
Synchrony Financial	420,785	13,637,642
T. Rowe Price Group, Inc.	127,145	16,977,672
U.S. Bancorp	261,321	13,907,504
Wells Fargo & Co.	675,394	31,702,994
		349,981,821
Health Care-13.99%
Biogen, Inc.(b)	51,848	13,939,335
CVS Health Corp.	489,088	33,169,948
Gilead Sciences, Inc.	234,343	14,810,478
	Shares	Value
Health Care-(continued)
Johnson & Johnson	266,435	$39,664,178
McKesson Corp.	107,519	15,333,285
Pfizer, Inc.	950,068	35,380,532
		152,297,756
Industrials-17.93%
CSX Corp.	218,797	16,702,963
Delta Air Lines, Inc.	275,610	15,362,501
Eaton Corp. PLC	169,131	15,977,806
General Dynamics Corp.	86,255	15,132,577
General Electric Co.	3,250,761	40,471,975
Johnson Controls International PLC	364,861	14,393,766
PACCAR, Inc.	196,924	14,613,730
Southwest Airlines Co.	272,367	14,974,738
Stanley Black & Decker, Inc.	99,052	15,781,955
United Parcel Service, Inc., Class B	306,173	31,695,029
		195,107,040
Information Technology-12.29%
Cisco Systems, Inc.	811,251	37,293,208
HP, Inc.	794,799	16,945,115
Intel Corp.	627,263	40,100,924
International Business Machines Corp.	274,358	39,433,475
		133,772,722
Materials-1.19%
LyondellBasell Industries N.V., Class A	166,357	12,952,556
Utilities-1.63%
Southern Co. (The)	252,432	17,771,213
Total Common Stocks & Other Equity Interests (Cost $1,029,256,983)		1,076,578,878
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $901,295)	901,295	901,295
TOTAL INVESTMENTS IN SECURITIES-98.99% (Cost $1,030,158,278)		1,077,480,173
OTHER ASSETS LESS LIABILITIES-1.01%		10,968,959
NET ASSETS-100.00%		$1,088,449,132
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-8.27%
Alphabet, Inc., Class A(b)	225	$322,376
Alphabet, Inc., Class C(b)	227	325,570
AT&T, Inc.	15,894	597,932
Charter Communications, Inc., Class A(b)	1,284	664,419
Comcast Corp., Class A	13,954	602,673
Facebook, Inc., Class A(b)	3,144	634,805
Netflix, Inc.(b)	2,045	705,709
Verizon Communications, Inc.	10,000	594,400
Walt Disney Co. (The)	4,154	574,540
		5,022,424
Consumer Discretionary-9.93%
Amazon.com, Inc.(b)	346	695,017
Booking Holdings, Inc.(b)	309	565,640
Ford Motor Co.	65,885	581,106
General Motors Co.	17,058	569,567
Home Depot, Inc. (The)	2,841	648,032
Lowe’s Cos., Inc.	5,153	598,985
McDonald’s Corp.	3,098	662,879
NIKE, Inc., Class B	6,220	598,986
Starbucks Corp.	6,858	581,764
Target Corp.	4,780	529,337
		6,031,313
Consumer Staples-10.99%
Altria Group, Inc.	12,124	576,254
Coca-Cola Co. (The)	11,221	655,307
Colgate-Palmolive Co.	8,853	653,174
Costco Wholesale Corp.	2,084	636,704
Kraft Heinz Co. (The)	19,244	561,925
Mondelez International, Inc., Class A	11,422	655,394
PepsiCo., Inc.	4,409	626,166
Philip Morris International, Inc.	7,182	593,951
Procter & Gamble Co. (The)	4,847	604,033
Walgreens Boots Alliance, Inc.	10,507	534,281
Walmart, Inc.	5,055	578,747
		6,675,936
Energy-5.71%
Chevron Corp.	5,155	552,307
ConocoPhillips	9,699	576,411
Exxon Mobil Corp.	8,784	545,662
Kinder Morgan, Inc.	30,105	628,291
Occidental Petroleum Corp.	16,190	643,067
Schlumberger Ltd.	15,592	522,488
		3,468,226
Financials-14.76%
Allstate Corp. (The)	5,544	657,186
American Express Co.	4,876	633,246
American International Group, Inc.	11,785	592,314
Bank of America Corp.	17,657	579,679
Bank of New York Mellon Corp. (The)	12,109	542,241
Berkshire Hathaway, Inc., Class B(b)	2,710	608,205
BlackRock, Inc.	1,220	643,367
Capital One Financial Corp.	5,827	581,535
Citigroup, Inc.	7,961	592,378
Goldman Sachs Group, Inc. (The)	2,703	642,638
JPMorgan Chase & Co.	4,445	588,340
MetLife, Inc.	12,070	600,000
Morgan Stanley	12,153	635,116
	Shares	Value
Financials-(continued)
U.S. Bancorp	10,090	$536,990
Wells Fargo & Co.	11,306	530,704
		8,963,939
Health Care-15.82%
Abbott Laboratories	7,043	613,727
AbbVie, Inc.	6,923	560,901
Allergan PLC	3,229	602,661
Amgen, Inc.	2,569	555,032
Biogen, Inc.(b)	2,049	550,874
Bristol-Myers Squibb Co.	9,529	599,850
CVS Health Corp.	8,264	560,464
Danaher Corp.	4,111	661,337
Eli Lilly and Co.	5,023	701,412
Gilead Sciences, Inc.	9,246	584,347
Johnson & Johnson	4,319	642,969
Medtronic PLC	5,357	618,412
Merck & Co., Inc.	6,818	582,530
Pfizer, Inc.	15,866	590,850
Thermo Fisher Scientific, Inc.	1,905	596,627
UnitedHealth Group, Inc.	2,139	582,771
		9,604,764
Industrials-12.69%
3M Co.	3,603	571,652
Boeing Co. (The)	1,780	566,521
Caterpillar, Inc.	4,179	548,912
Emerson Electric Co.	8,004	573,326
FedEx Corp.	3,670	530,829
General Dynamics Corp.	3,397	595,970
General Electric Co.	53,626	667,644
Honeywell International, Inc.	3,436	595,184
Lockheed Martin Corp.	1,579	676,001
Raytheon Co.	2,809	620,620
Union Pacific Corp.	3,435	616,308
United Parcel Service, Inc., Class B	5,127	530,747
United Technologies Corp.	4,097	615,369
		7,709,083
Information Technology-14.71%
Accenture PLC, Class A	2,943	603,933
Adobe, Inc.(b)	1,919	673,838
Apple, Inc.	2,219	686,803
Cisco Systems, Inc.	13,480	619,676
Intel Corp.	10,566	675,484
International Business Machines Corp.	4,550	653,972
Mastercard, Inc., Class A	2,054	648,941
Microsoft Corp.	3,951	672,579
NVIDIA Corp.	2,726	644,508
Oracle Corp.	11,156	585,132
PayPal Holdings, Inc.(b)	5,672	645,984
QUALCOMM, Inc.	6,924	590,686
Texas Instruments, Inc.	4,802	579,361
Visa, Inc., Class A	3,285	653,616
		8,934,513
Materials-1.66%
Dow, Inc.	11,413	525,797
DuPont de Nemours, Inc.	9,385	480,324
		1,006,121
Real Estate-0.93%
Simon Property Group, Inc.	4,231	563,358

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Utilities-4.48%
Duke Energy Corp.	6,750	$659,002
Exelon Corp.	13,934	663,119
NextEra Energy, Inc.	2,567	688,469
Southern Co. (The)	10,049	707,450
		2,718,040
Total Common Stocks & Other Equity Interests (Cost $54,210,244)		60,697,717
Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $67,453)	67,453	67,453
TOTAL INVESTMENTS IN SECURITIES-100.06% (Cost $54,277,697)		60,765,170
OTHER ASSETS LESS LIABILITIES-(0.06)%		(33,732)
NET ASSETS-100.00%		$60,731,438
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-97.45%
Communication Services-5.18%
Alphabet, Inc., Class A(b)	6,227	$8,921,921
Comcast Corp., Class A	127,101	5,489,492
Discovery, Inc., Class C(b)	197,040	5,471,801
ViacomCBS, Inc., Class B	165,412	5,645,511
		25,528,725
Consumer Discretionary-16.11%
Best Buy Co., Inc.	65,764	5,569,553
Booking Holdings, Inc.(b)	3,943	7,217,859
BorgWarner, Inc.	129,413	4,437,572
Carnival Corp.	112,461	4,895,427
D.R. Horton, Inc.	106,973	6,332,802
Lennar Corp., Class A	102,522	6,803,360
Norwegian Cruise Line Holdings Ltd.(b)	109,333	5,887,582
NVR, Inc.(b)	1,788	6,824,742
PulteGroup, Inc.	261,504	11,676,154
Ross Stores, Inc.	46,852	5,256,326
Tractor Supply Co.	56,409	5,243,216
Ulta Beauty, Inc.(b)	34,783	9,318,713
		79,463,306
Consumer Staples-0.98%
Kroger Co. (The)	180,601	4,850,943
Energy-7.06%
Chevron Corp.	46,512	4,983,296
Concho Resources, Inc.	102,898	7,797,610
HollyFrontier Corp.	116,838	5,248,363
Marathon Petroleum Corp.	108,844	5,931,998
Phillips 66	55,828	5,101,004
Valero Energy Corp.	68,266	5,755,507
		34,817,778
Financials-18.63%
American Express Co.	46,057	5,981,423
Capital One Financial Corp.	49,962	4,986,208
Charles Schwab Corp. (The)	144,510	6,582,431
Citizens Financial Group, Inc.	158,142	5,895,534
Comerica, Inc.	81,951	5,012,123
Discover Financial Services	60,733	4,562,870
E*TRADE Financial Corp.	217,360	9,263,883
Hartford Financial Services Group, Inc. (The)	83,951	4,976,615
Lincoln National Corp.	97,183	5,294,530
Progressive Corp. (The)	95,921	7,739,865
Raymond James Financial, Inc.	67,648	6,185,057
Regions Financial Corp.	311,286	4,846,723
SVB Financial Group(b)	36,471	8,765,075
T. Rowe Price Group, Inc.	41,421	5,530,946
Zions Bancorporation N.A.	137,511	6,255,375
		91,878,658
Health Care-8.21%
Alexion Pharmaceuticals, Inc.(b)	49,630	4,932,726
Biogen, Inc.(b)	18,725	5,034,216
Bristol-Myers Squibb Co.	101,012	6,358,705
Mettler-Toledo International, Inc.(b)	6,743	5,105,665
Regeneron Pharmaceuticals, Inc.(b)	20,744	7,010,227
Stryker Corp.	29,614	6,239,670
UnitedHealth Group, Inc.	21,348	5,816,263
		40,497,472
Industrials-14.82%
Alaska Air Group, Inc.	83,581	5,398,497
Allegion PLC	45,511	5,885,482
	Shares	Value
Industrials-(continued)
American Airlines Group, Inc.(c)	198,310	$5,322,640
Copart, Inc.(b)	82,590	8,379,581
Cummins, Inc.	29,356	4,696,079
Deere & Co.	37,548	5,954,362
J.B. Hunt Transport Services, Inc.	52,024	5,614,950
Lockheed Martin Corp.	15,130	6,477,456
Northrop Grumman Corp.	16,131	6,042,189
Parker-Hannifin Corp.	24,756	4,844,502
Quanta Services, Inc.	210,044	8,223,223
United Rentals, Inc.(b)	46,037	6,246,761
		73,085,722
Information Technology-21.01%
Apple, Inc.	20,867	6,458,545
Applied Materials, Inc.	119,707	6,941,809
Arista Networks, Inc.(b)	55,241	12,337,525
Citrix Systems, Inc.	46,836	5,677,460
Cognizant Technology Solutions Corp., Class A	83,766	5,141,557
Fortinet, Inc.(b)	95,074	10,967,737
Intel Corp.	89,749	5,737,654
Intuit, Inc.	23,637	6,627,342
KLA Corp.	38,949	6,455,407
Lam Research Corp.	29,855	8,903,059
Mastercard, Inc., Class A	26,027	8,222,970
Microsoft Corp.	39,318	6,693,103
Visa, Inc., Class A	42,030	8,362,709
Xilinx, Inc.	60,218	5,087,217
		103,614,094
Materials-3.50%
Celanese Corp.	56,476	5,845,266
LyondellBasell Industries N.V., Class A	60,148	4,683,123
Nucor Corp.	142,342	6,759,822
		17,288,211
Real Estate-1.95%
CBRE Group, Inc., Class A(b)	157,199	9,596,999
Total Common Stocks & Other Equity Interests (Cost $474,176,687)		480,621,908
Money Market Funds-0.08%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $406,417)	406,417	406,417
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.53% (Cost $474,583,104)		481,028,325
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.06%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	3,912,089	3,912,089

Invesco S&P 500 GARP ETF (SPGP)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,303,508	$1,304,030
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,216,119)		5,216,119
TOTAL INVESTMENTS IN SECURITIES-98.59% (Cost $479,799,223)		486,244,444
OTHER ASSETS LESS LIABILITIES-1.41%		6,976,411
NET ASSETS-100.00%		$493,220,855
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-5.09%
AT&T, Inc.	14,184	$533,602
Comcast Corp., Class A	9,744	420,843
DISH Network Corp., Class A(b)	17,495	643,116
Omnicom Group, Inc.	5,204	391,913
T-Mobile US, Inc.(b)	5,444	431,111
Verizon Communications, Inc.	5,873	349,091
		2,769,676
Consumer Discretionary-15.09%
Best Buy Co., Inc.	7,567	640,849
CarMax, Inc.(b)	4,644	450,654
D.R. Horton, Inc.	10,161	601,531
General Motors Co.	34,897	1,165,211
Genuine Parts Co.	4,497	420,784
Lennar Corp., Class A	13,917	923,532
LKQ Corp.(b)	13,411	438,339
Mohawk Industries, Inc.(b)	4,974	654,976
Norwegian Cruise Line Holdings Ltd.(b)	9,836	529,669
PulteGroup, Inc.	14,667	654,882
Royal Caribbean Cruises Ltd.	3,826	447,948
Target Corp.	3,322	367,878
Whirlpool Corp.	6,296	920,286
		8,216,539
Consumer Staples-3.44%
JM Smucker Co. (The)	4,659	482,719
Sysco Corp.	4,781	392,711
Tyson Foods, Inc., Class A	6,559	541,970
Walmart, Inc.	4,005	458,533
		1,875,933
Energy-4.53%
Chevron Corp.	4,751	509,022
Kinder Morgan, Inc.	22,679	473,311
Phillips 66	7,505	685,732
Valero Energy Corp.	9,449	796,645
		2,464,710
Financials-34.96%
Aflac, Inc.	11,018	568,198
Allstate Corp. (The)	5,901	699,505
American International Group, Inc.	15,270	767,470
Ameriprise Financial, Inc.	2,807	464,306
Assurant, Inc.	4,301	561,539
Bank of America Corp.	17,469	573,507
Berkshire Hathaway, Inc., Class B(b)	2,224	499,132
Capital One Financial Corp.	8,452	843,510
Chubb Ltd.	3,463	526,341
Cincinnati Financial Corp.	3,828	401,749
Citigroup, Inc.	10,300	766,423
Discover Financial Services	6,104	458,594
Everest Re Group Ltd.	1,976	546,502
Fifth Third Bancorp	23,205	660,182
Globe Life, Inc.	4,720	492,107
Hartford Financial Services Group, Inc. (The)	10,759	637,793
Huntington Bancshares, Inc.	36,928	501,113
JPMorgan Chase & Co.	3,539	468,422
Loews Corp.	14,483	745,150
MetLife, Inc.	22,830	1,134,879
Morgan Stanley	14,511	758,345
Northern Trust Corp.	3,480	340,379
People’s United Financial, Inc.	41,316	637,093
PNC Financial Services Group, Inc. (The)	3,234	480,411
	Shares	Value
Financials-(continued)
Principal Financial Group, Inc.	15,295	$809,870
Prudential Financial, Inc.	11,842	1,078,332
Raymond James Financial, Inc.	6,011	549,586
Synchrony Financial	18,000	583,380
Travelers Cos., Inc. (The)	4,630	609,401
Truist Financial Corp.	9,569	493,473
U.S. Bancorp	7,231	384,834
		19,041,526
Health Care-2.25%
HCA Healthcare, Inc.	2,671	370,735
Quest Diagnostics, Inc.	3,543	392,104
Universal Health Services, Inc., Class B	3,392	465,077
		1,227,916
Industrials-13.73%
Alaska Air Group, Inc.	8,736	564,258
Arconic, Inc.	11,870	355,507
Caterpillar, Inc.	2,741	360,030
Cummins, Inc.	2,835	453,515
Deere & Co.	2,274	360,611
Delta Air Lines, Inc.	13,830	770,884
Eaton Corp. PLC	4,511	426,154
Jacobs Engineering Group, Inc.	6,459	597,651
Johnson Controls International PLC	16,789	662,326
PACCAR, Inc.	6,804	504,925
Quanta Services, Inc.	19,648	769,219
Snap-on, Inc.	2,636	420,785
Southwest Airlines Co.	8,781	482,779
United Airlines Holdings, Inc.(b)	10,027	750,020
		7,478,664
Information Technology-6.97%
Hewlett Packard Enterprise Co.	32,960	459,133
Intel Corp.	6,297	402,567
Leidos Holdings, Inc.	4,103	412,228
Micron Technology, Inc.(b)	13,973	741,827
Seagate Technology PLC	7,981	454,837
TE Connectivity Ltd.	3,857	355,538
Western Union Co. (The)	13,474	362,451
Xerox Holdings Corp.	17,035	605,935
		3,794,516
Materials-1.84%
Newmont Corp.	14,034	632,372
Packaging Corp. of America	3,877	371,223
		1,003,595
Real Estate-0.92%
CBRE Group, Inc., Class A(b)	8,228	502,320
Utilities-11.13%
CenterPoint Energy, Inc.	20,889	553,141
Consolidated Edison, Inc.	5,042	473,948
DTE Energy Co.	3,228	428,065
Duke Energy Corp.	5,355	522,809
Evergy, Inc.	6,022	434,548
Exelon Corp.	13,071	622,049
NiSource, Inc.	15,083	442,083
NRG Energy, Inc.	10,950	403,945
Pinnacle West Capital Corp.	4,786	467,544
PPL Corp.	13,010	470,832
Public Service Enterprise Group, Inc.	6,332	374,854

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
Sempra Energy	2,415	$387,946
Southern Co. (The)	6,811	479,494
		6,061,258
Total Common Stocks & Other Equity Interests (Cost $53,055,653)		54,436,653
Money Market Funds-0.19%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $105,264)	105,264	105,264
TOTAL INVESTMENTS IN SECURITIES-100.14% (Cost $53,160,917)		54,541,917
OTHER ASSETS LESS LIABILITIES-(0.14)%		(77,623)
NET ASSETS-100.00%		$54,464,294
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-5.33%
Cable One, Inc.	12,831	$21,864,409
New York Times Co. (The), Class A	235,064	7,524,399
TEGNA, Inc.	322,905	5,457,094
Telephone & Data Systems, Inc.	115,917	2,628,998
		37,474,900
Consumer Discretionary-12.73%
Aaron’s, Inc.	109,799	6,517,669
Churchill Downs, Inc.	43,734	6,314,315
Cracker Barrel Old Country Store, Inc.(b)	35,738	5,465,412
Deckers Outdoor Corp.(c)	39,178	7,479,472
Dunkin’ Brands Group, Inc.	98,411	7,684,915
Etsy, Inc.(c)	170,285	8,311,611
Graham Holdings Co., Class B	8,613	4,730,432
Helen of Troy Ltd.(c)	29,766	5,627,262
Pool Corp.	56,863	12,470,056
Service Corp. International	227,933	10,929,387
Skechers U.S.A., Inc., Class A(c)	161,692	6,045,664
Tempur Sealy International, Inc.(c)	86,854	7,957,564
		89,533,759
Consumer Staples-5.96%
Boston Beer Co., Inc. (The), Class A(c)	13,057	4,653,254
Casey’s General Stores, Inc.	78,315	12,597,751
Flowers Foods, Inc.	249,291	5,367,235
Pilgrim’s Pride Corp.(c)	97,809	2,547,924
Post Holdings, Inc.(c)	87,077	9,105,642
Sanderson Farms, Inc.	25,828	3,556,257
Tootsie Roll Industries, Inc.(b)	30,817	1,051,168
TreeHouse Foods, Inc.(c)	68,190	3,041,274
		41,920,505
Energy-0.53%
World Fuel Services Corp.	95,304	3,728,293
Financials-10.40%
Brown & Brown, Inc.	386,495	17,353,626
FactSet Research Systems, Inc.	74,199	21,229,076
Federated Hermes, Inc., Class B	192,321	6,967,790
FirstCash, Inc.	55,777	4,850,926
RenaissanceRe Holdings Ltd. (Bermuda)	88,419	16,750,095
Selective Insurance Group, Inc.	89,737	5,945,076
		73,096,589
Health Care-13.12%
Amedisys, Inc.(c)	45,595	8,047,061
Bio-Techne Corp.	53,324	11,196,440
Catalent, Inc.(c)	198,208	12,110,509
Chemed Corp.	23,782	11,107,145
Haemonetics Corp.(c)	57,620	6,187,812
Masimo Corp.(c)	104,176	17,772,426
Repligen Corp.(c)	103,547	10,395,083
West Pharmaceutical Services, Inc.	98,787	15,405,833
		92,222,309
Industrials-7.88%
Clean Harbors, Inc.(c)	73,610	6,052,214
Teledyne Technologies, Inc.(c)	58,915	21,507,510
Tetra Tech, Inc.	73,859	6,322,330
Toro Co. (The)	149,155	11,935,383
Woodward, Inc.	82,580	9,604,880
		55,422,317
	Shares	Value
Information Technology-13.79%
ACI Worldwide, Inc.(c)	151,347	$5,213,904
CACI International, Inc., Class A(c)	31,786	8,500,848
Ciena Corp.(c)	302,623	12,307,678
Cree, Inc.(c)	120,614	5,607,345
Fair Isaac Corp.(c)	72,030	28,983,431
KBR, Inc.	191,665	5,213,288
LiveRamp Holdings, Inc.(c)	77,947	3,136,587
Manhattan Associates, Inc.(c)	142,779	12,201,893
Universal Display Corp.	89,688	15,800,335
		96,965,309
Materials-4.52%
AptarGroup, Inc.	92,336	10,665,731
Royal Gold, Inc.	108,150	12,471,858
Scotts Miracle-Gro Co. (The)	70,250	8,622,485
		31,760,074
Real Estate-16.43%
American Campus Communities, Inc.	183,133	8,400,311
Camden Property Trust	118,987	13,377,708
EastGroup Properties, Inc.	67,113	9,132,066
EPR Properties	105,601	7,536,743
First Industrial Realty Trust, Inc.	175,338	7,486,933
Liberty Property Trust	261,906	16,408,411
Mack-Cali Realty Corp.	124,997	2,744,934
Medical Properties Trust, Inc.	672,335	14,892,220
National Retail Properties, Inc.	238,953	13,381,368
Omega Healthcare Investors, Inc.	351,898	14,762,121
PS Business Parks, Inc.	44,193	7,404,979
		115,527,794
Utilities-9.18%
Black Hills Corp.	126,010	10,462,610
Hawaiian Electric Industries, Inc.	260,769	12,754,212
NorthWestern Corp.	77,887	5,994,962
OGE Energy Corp.	322,269	14,776,034
ONE Gas, Inc.	76,551	7,234,070
PNM Resources, Inc.	137,251	7,443,122
Spire, Inc.	69,657	5,873,478
		64,538,488
Total Common Stocks & Other Equity Interests (Cost $658,857,852)		702,190,337
Money Market Funds-0.10%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $658,956)	658,956	658,956
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $659,516,808)		702,849,293
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.76%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	4,014,667	4,014,667

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,337,687	$1,338,222
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,352,842)		5,352,889
TOTAL INVESTMENTS IN SECURITIES-100.73% (Cost $664,869,650)		708,202,182
OTHER ASSETS LESS LIABILITIES-(0.73)%		(5,122,004)
NET ASSETS-100.00%		$703,080,178
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Consumer Discretionary-10.83%
Churchill Downs, Inc.	1,965	$283,707
Cracker Barrel Old Country Store, Inc.	1,578	241,324
Deckers Outdoor Corp.(b)	2,317	442,338
Dillard’s, Inc., Class A(c)	591	35,885
Gentex Corp.	16,601	494,212
Helen of Troy Ltd.(b)	1,406	265,804
Pool Corp.	2,454	538,162
Texas Roadhouse, Inc.	3,808	238,000
Williams-Sonoma, Inc.(c)	4,507	315,851
		2,855,283
Consumer Staples-1.57%
Boston Beer Co., Inc. (The), Class A(b)	595	212,046
Lancaster Colony Corp.	1,101	170,270
Tootsie Roll Industries, Inc.	920	31,381
		413,697
Energy-0.79%
Chesapeake Energy Corp.(b)	62,544	32,010
Core Laboratories N.V.	2,674	93,937
EQT Corp.	13,714	82,970
		208,917
Financials-20.86%
Bank of Hawaii Corp.	2,550	228,480
Cathay General Bancorp	4,584	165,299
CNO Financial Group, Inc.	8,648	152,118
East West Bancorp, Inc.	8,906	408,251
Eaton Vance Corp.	7,777	355,798
Evercore, Inc., Class A	3,034	232,465
FactSet Research Systems, Inc.	3,060	875,497
First Horizon National Corp.	18,427	294,832
Hanover Insurance Group, Inc. (The)	2,864	396,893
International Bancshares Corp.	3,694	145,544
Janus Henderson Group PLC (United Kingdom)	9,716	245,523
Mercury General Corp.	1,701	83,502
Old Republic International Corp.	16,641	375,255
Reinsurance Group of America, Inc.	3,867	557,041
SEI Investments Co.	8,413	549,032
Stifel Financial Corp.	4,522	292,528
Trustmark Corp.	4,406	140,904
		5,498,962
Health Care-12.62%
Allscripts Healthcare Solutions, Inc.(b)	11,375	97,598
Amedisys, Inc.(b)	2,152	379,807
Avanos Medical, Inc.(b)	2,986	82,234
Chemed Corp.	1,046	488,524
HealthEquity, Inc.(b)	4,607	304,338
Masimo Corp.(b)	3,040	518,624
Molina Healthcare, Inc.(b)	5,487	674,736
Patterson Cos., Inc.	4,242	93,366
West Pharmaceutical Services, Inc.	4,411	687,896
		3,327,123
Industrials-28.52%
Acuity Brands, Inc.	2,608	307,405
AGCO Corp.	3,578	250,961
Carlisle Cos., Inc.	3,528	551,179
Donaldson Co., Inc.	7,408	384,105
FTI Consulting, Inc.(b)	2,285	274,337
Graco, Inc.	11,526	612,607
Healthcare Services Group, Inc.(c)	4,443	113,741
	Shares	Value
Industrials-(continued)
Herman Miller, Inc.	3,208	$123,989
HNI Corp.	2,493	89,673
ITT, Inc.	5,108	342,645
Landstar System, Inc.	2,551	282,523
Lincoln Electric Holdings, Inc.	4,466	398,278
ManpowerGroup, Inc.	3,297	301,643
MSA Safety, Inc.	2,224	301,574
MSC Industrial Direct Co., Inc., Class A	2,800	190,596
Nordson Corp.	2,881	486,486
nVent Electric PLC	9,038	225,046
Oshkosh Corp.	4,159	357,840
Teledyne Technologies, Inc.(b)	2,122	774,657
Tetra Tech, Inc.	3,051	261,166
Toro Co. (The)	6,475	518,130
Trex Co., Inc.(b)	3,735	366,926
		7,515,507
Information Technology-18.94%
Ciena Corp.(b)	11,683	475,148
Cirrus Logic, Inc.(b)	3,088	237,189
Cognex Corp.	9,526	485,540
CommVault Systems, Inc.(b)	2,569	115,656
Fair Isaac Corp.(b)	1,778	715,432
LiveRamp Holdings, Inc.(b)	7,383	297,092
Manhattan Associates, Inc.(b)	6,286	537,202
MKS Instruments, Inc.	2,876	301,462
Monolithic Power Systems, Inc.	2,173	371,952
Teradyne, Inc.	14,158	934,287
Universal Display Corp.	2,954	520,406
		4,991,366
Materials-4.23%
Cabot Corp.	3,067	122,220
NewMarket Corp.	516	226,844
Royal Gold, Inc.	3,842	443,059
Scotts Miracle-Gro Co. (The)	2,625	322,193
		1,114,316
Real Estate-1.60%
PS Business Parks, Inc.	1,230	206,099
Weingarten Realty Investors	7,394	215,165
		421,264
Total Common Stocks & Other Equity Interests (Cost $25,010,730)		26,346,435
Money Market Funds-0.30%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $78,109)	78,109	78,109
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $25,088,839)		26,424,544
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.69%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	333,558	333,558

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	111,142	$111,186
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $444,744)		444,744
TOTAL INVESTMENTS IN SECURITIES-101.95% (Cost $25,533,583)		26,869,288
OTHER ASSETS LESS LIABILITIES-(1.95)%		(513,115)
NET ASSETS-100.00%		$26,356,173
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Invesco Ltd.*	$14,764	$9,539	$(23,481)	$5,973	$(6,795)	$-	$208

*	At January 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-1.22%
TEGNA, Inc.	54,371	$918,870
Consumer Discretionary-17.05%
Aaron’s, Inc.	12,198	724,073
AutoNation, Inc.(b)	32,565	1,382,059
Bed Bath & Beyond, Inc.(c)	66,431	946,642
Brinker International, Inc.	16,850	719,326
Dana, Inc.	87,300	1,345,293
Dick’s Sporting Goods, Inc.	20,413	902,867
Dillard’s, Inc., Class A(c)	22,805	1,384,719
Graham Holdings Co., Class B	1,583	869,415
KB Home	29,214	1,096,986
Murphy USA, Inc.(b)	8,598	878,458
Toll Brothers, Inc.	31,267	1,387,004
TRI Pointe Group, Inc.(b)	76,377	1,241,890
		12,878,732
Consumer Staples-1.98%
BJ’s Wholesale Club Holdings, Inc.(b)	46,316	950,404
Pilgrim’s Pride Corp.(b)	20,991	546,816
		1,497,220
Energy-1.90%
World Fuel Services Corp.	36,664	1,434,296
Financials-34.10%
Alleghany Corp.(b)	848	676,416
American Financial Group, Inc.	7,432	808,527
BancorpSouth Bank	25,597	731,306
Bank OZK	38,155	1,037,053
F.N.B. Corp.	94,885	1,107,308
First American Financial Corp.	13,818	856,440
Fulton Financial Corp.	51,488	848,007
Genworth Financial, Inc., Class A(b)	437,117	1,792,180
Hanover Insurance Group, Inc. (The)	6,117	847,694
International Bancshares Corp.	18,838	742,217
Kemper Corp.	13,819	1,028,410
Legg Mason, Inc.	21,213	830,489
Navient Corp.	93,544	1,345,163
New York Community Bancorp, Inc.	81,930	906,146
Old Republic International Corp.	50,292	1,134,084
Pinnacle Financial Partners, Inc.	14,996	885,664
Prosperity Bancshares, Inc.	11,819	829,694
Reinsurance Group of America, Inc.	7,499	1,080,231
RenaissanceRe Holdings Ltd. (Bermuda)	4,065	770,073
Selective Insurance Group, Inc.	10,847	718,614
Signature Bank	6,470	918,028
Sterling Bancorp	53,265	1,065,300
Stifel Financial Corp.	15,272	987,946
Trustmark Corp.	22,741	727,257
UMB Financial Corp.	11,607	771,401
United Bankshares, Inc.	22,102	758,099
Valley National Bancorp	81,549	858,711
Washington Federal, Inc.	20,521	697,714
		25,760,172
Health Care-2.08%
Exelixis, Inc.(b)	40,623	698,715
Molina Healthcare, Inc.(b)	7,077	870,259
		1,568,974
Industrials-20.28%
AECOM(b)	19,911	960,308
AGCO Corp.	10,924	766,209
	Shares	Value
Industrials-(continued)
Avis Budget Group, Inc.(b)	39,579	$1,298,191
EMCOR Group, Inc.	9,936	816,441
GATX Corp.(c)	9,176	698,569
HNI Corp.	17,558	631,561
JetBlue Airways Corp.(b)	64,224	1,273,562
KAR Auction Services, Inc.	47,649	1,001,582
Knight-Swift Transportation Holdings, Inc.	25,145	932,377
ManpowerGroup, Inc.	14,916	1,364,665
MasTec, Inc.(b)	12,969	748,960
Oshkosh Corp.	9,797	842,934
Owens Corning	13,156	795,806
Regal Beloit Corp.	11,053	867,218
Timken Co. (The)	14,347	753,648
Trinity Industries, Inc.(c)	40,693	827,289
Werner Enterprises, Inc.	20,054	739,190
		15,318,510
Information Technology-11.25%
Arrow Electronics, Inc.(b)	15,595	1,184,284
Avnet, Inc.	38,776	1,414,936
Jabil, Inc.	31,654	1,231,024
KBR, Inc.	24,586	668,739
SYNNEX Corp.	11,239	1,548,285
Tech Data Corp.(b)	10,947	1,575,711
Vishay Intertechnology, Inc.	43,091	874,317
		8,497,296
Materials-3.96%
Ashland Global Holdings, Inc.	9,523	704,512
Carpenter Technology Corp.	16,016	636,476
Reliance Steel & Aluminum Co.	8,313	954,332
Silgan Holdings, Inc.	22,665	699,442
		2,994,762
Real Estate-3.25%
Jones Lang LaSalle, Inc.	4,965	843,156
Mack-Cali Realty Corp.	43,587	957,171
Service Properties Trust	30,497	658,125
		2,458,452
Utilities-2.85%
MDU Resources Group, Inc.	24,597	728,317
Southwest Gas Holdings, Inc.	9,399	709,718
Spire, Inc.	8,433	711,071
		2,149,106
Total Common Stocks & Other Equity Interests (Cost $74,882,856)		75,476,390
Money Market Funds-0.21%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $158,430)	158,430	158,430
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.13% (Cost $75,041,286)		75,634,820
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.12%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	1,770,479	1,770,479

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	589,924	$590,160
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,360,639)		2,360,639
TOTAL INVESTMENTS IN SECURITIES-103.25% (Cost $77,401,925)		77,995,459
OTHER ASSETS LESS LIABILITIES-(3.25)%		(2,456,749)
NET ASSETS-100.00%		$75,538,710
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The Fund’s Adviser is a wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Invesco Ltd.*	$274,295	$158,652	$(417,979)	$61,462	$(76,430)	$-	$3,749

*	At January 31, 2020, this security was no longer held.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Communication Services-2.78%
Cogent Communications Holdings, Inc.	17,168	$1,217,726
Iridium Communications, Inc.(b)	38,107	973,634
QuinStreet, Inc.(b)	13,140	170,229
		2,361,589
Consumer Discretionary-18.21%
Asbury Automotive Group, Inc.(b)	8,018	773,336
Boot Barn Holdings, Inc.(b)	9,199	386,082
Core-Mark Holding Co., Inc.	21,342	500,256
Crocs, Inc.(b)	18,690	708,538
Dine Brands Global, Inc.	5,067	431,962
Fox Factory Holding Corp.(b)	17,734	1,167,252
Group 1 Automotive, Inc.	5,942	598,775
LGI Homes, Inc.(b)	6,659	530,989
Lithia Motors, Inc., Class A	11,236	1,524,051
M.D.C. Holdings, Inc.	22,696	956,409
M/I Homes, Inc.(b)	11,313	502,184
Meritage Homes Corp.(b)	16,077	1,140,824
Monro, Inc.	11,911	746,820
Rent-A-Center, Inc.	32,558	948,414
Sleep Number Corp.(b)	14,305	737,995
Sonic Automotive, Inc., Class A	9,001	284,702
Strategic Education, Inc.	10,654	1,729,038
Wingstop, Inc.	19,626	1,820,704
		15,488,331
Consumer Staples-4.36%
Chefs’ Warehouse, Inc. (The)(b)	9,881	359,668
Coca-Cola Consolidated, Inc.	3,094	837,886
Inter Parfums, Inc.	5,725	395,655
J&J Snack Foods Corp.	6,440	1,068,010
John B. Sanfilippo & Son, Inc.	2,736	230,645
WD-40 Co.	4,350	812,667
		3,704,531
Energy-0.35%
Par Pacific Holdings, Inc.(b)	14,923	300,251
Financials-10.20%
AMERISAFE, Inc.	6,011	411,273
Apollo Commercial Real Estate Finance, Inc.	47,644	870,932
Dime Community Bancshares, Inc.	11,062	214,713
eHealth, Inc.(b)	13,378	1,406,830
First Bancorp	94,136	872,641
Granite Point Mortgage Trust, Inc.	19,557	357,698
Invesco Mortgage Capital, Inc.(c)	50,051	875,392
James River Group Holdings Ltd.	11,358	487,712
New York Mortgage Trust, Inc.	84,721	537,978
OFG Bancorp	20,877	411,486
PennyMac Mortgage Investment Trust	41,900	974,175
Redwood Trust, Inc.	37,144	654,849
Safety Insurance Group, Inc.	4,597	423,292
World Acceptance Corp.(b)	2,075	179,425
		8,678,396
Health Care-15.49%
Addus HomeCare Corp.(b)	4,198	396,039
ANI Pharmaceuticals, Inc.(b)	3,334	206,708
Anika Therapeutics, Inc.(b)	4,905	201,645
CONMED Corp.	9,770	993,414
CorVel Corp.(b)	5,124	469,205
Cytokinetics, Inc.(b)(d)	23,565	289,850
Ensign Group, Inc. (The)	28,907	1,306,596
	Shares	Value
Health Care-(continued)
HMS Holdings Corp.(b)	36,159	$987,864
Integer Holdings Corp.(b)	10,941	934,361
Lantheus Holdings, Inc.(b)	16,969	297,127
LHC Group, Inc.(b)	15,131	2,205,343
Medpace Holdings, Inc.(b)	8,440	722,042
Mesa Laboratories, Inc.(d)	1,294	339,597
NeoGenomics, Inc.(b)	58,919	1,898,959
Omnicell, Inc.(b)	13,586	1,104,270
Tactile Systems Technology, Inc.(b)	5,179	291,008
US Physical Therapy, Inc.	4,585	537,087
		13,181,115
Industrials-14.14%
AAON, Inc.	17,021	892,581
ABM Industries, Inc.	28,267	1,078,103
Aerojet Rocketdyne Holdings, Inc.(b)	25,468	1,326,119
Albany International Corp., Class A	11,962	834,589
Allegiant Travel Co.	4,544	763,574
Arcosa, Inc.	20,613	901,819
Brady Corp., Class A	26,088	1,444,492
ESCO Technologies, Inc.	13,025	1,249,879
Exponent, Inc.	28,603	2,081,440
Federal Signal Corp.	23,607	759,201
Kelly Services, Inc., Class A	10,438	185,379
Viad Corp.	7,915	514,475
		12,031,651
Information Technology-15.62%
Agilysys, Inc.(b)	10,223	332,248
Alarm.com Holdings, Inc.(b)	10,144	445,626
CSG Systems International, Inc.	13,604	677,751
DSP Group, Inc.(b)	8,042	116,287
EVERTEC, Inc.	24,910	836,229
ExlService Holdings, Inc.(b)	11,114	812,545
Fabrinet (Thailand)(b)	14,228	896,933
FormFactor, Inc.(b)	23,486	594,431
Harmonic, Inc.(b)	42,128	296,370
LivePerson, Inc.(b)	25,307	1,037,840
ManTech International Corp., Class A	8,816	707,748
MaxLinear, Inc.(b)	21,155	412,311
OSI Systems, Inc.(b)	8,110	701,839
PDF Solutions, Inc.(b)	9,209	145,134
Perficient, Inc.(b)	13,924	692,023
Power Integrations, Inc.	10,484	1,023,972
Rogers Corp.(b)	6,451	759,605
SPS Commerce, Inc.(b)	12,748	724,469
TTEC Holdings, Inc.	6,113	242,808
Viavi Solutions, Inc.(b)	111,979	1,578,904
Xperi Corp.	15,485	249,154
		13,284,227
Materials-1.64%
Innospec, Inc.	7,647	770,283
Stepan Co.	6,348	626,230
		1,396,513
Real Estate-12.85%
Acadia Realty Trust	22,872	567,683
Agree Realty Corp.	20,297	1,541,151
American Assets Trust, Inc.	21,617	984,871
Armada Hoffler Properties, Inc.	20,854	382,462
CareTrust REIT, Inc.	55,970	1,241,415
Community Healthcare Trust, Inc.	9,960	469,813
Four Corners Property Trust, Inc.	23,002	696,731

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Real Estate-(continued)
Getty Realty Corp.	10,169	$320,527
Independence Realty Trust, Inc.	46,947	688,712
Innovative Industrial Properties, Inc.(d)	7,535	674,382
iStar, Inc.	24,389	355,104
Lexington Realty Trust	95,113	1,052,901
LTC Properties, Inc.	13,454	621,037
National Storage Affiliates Trust	16,623	567,675
Universal Health Realty Income Trust	6,253	771,308
		10,935,772
Utilities-4.39%
American States Water Co.	19,640	1,739,319
California Water Service Group	24,200	1,271,952
Northwest Natural Holding Co.	9,864	723,820
		3,735,091
Total Common Stocks & Other Equity Interests (Cost $80,159,212)		85,097,467
Money Market Funds-0.13%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $112,310)	112,310	112,310
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $80,271,522)		85,209,777
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.46%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	933,196	$933,196
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	310,941	311,065
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,244,261)		1,244,261
TOTAL INVESTMENTS IN SECURITIES-101.62% (Cost $81,515,783)		86,454,038
OTHER ASSETS LESS LIABILITIES-(1.62)%		(1,378,104)
NET ASSETS-100.00%		$85,075,934

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$-	$808,717	$(20,676)	$86,768	$583	$875,392	$45,246

(d)	All or a portion of this security was out on loan at January 31, 2020.
(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-0.71%
Scholastic Corp.	18,398	$606,214
Consumer Discretionary-23.89%
Abercrombie & Fitch Co., Class A	59,546	974,173
Asbury Automotive Group, Inc.(b)	6,741	650,169
Cato Corp. (The), Class A	40,793	654,320
Century Communities, Inc.(b)	34,190	1,014,417
Conn’s, Inc.(b)(c)	70,541	617,939
Cooper Tire & Rubber Co.	25,617	678,594
Ethan Allen Interiors, Inc.	41,367	668,077
Genesco, Inc.(b)	16,984	667,811
Group 1 Automotive, Inc.	11,220	1,130,639
Haverty Furniture Cos., Inc.	35,850	721,661
Hibbett Sports, Inc.(b)	27,202	674,066
LGI Homes, Inc.(b)	7,991	637,202
Lithia Motors, Inc., Class A	4,831	655,277
M.D.C. Holdings, Inc.	17,142	722,364
M/I Homes, Inc.(b)	17,671	784,416
Meritage Homes Corp.(b)	10,877	771,832
Motorcar Parts of America, Inc.(b)	28,817	572,306
Office Depot, Inc.	771,591	1,712,932
Red Robin Gourmet Burgers, Inc.(b)	34,199	1,124,121
Rent-A-Center, Inc.	23,283	678,234
Shoe Carnival, Inc.(c)	19,147	686,611
Sonic Automotive, Inc., Class A	38,796	1,227,118
Unifi, Inc.(b)	27,991	602,366
Vera Bradley, Inc.(b)	60,445	579,063
Winnebago Industries, Inc.	12,673	693,973
Zumiez, Inc.(b)	18,960	590,983
		20,490,664
Consumer Staples-4.87%
Central Garden & Pet Co., Class A(b)	26,701	799,962
Fresh Del Monte Produce, Inc.	27,756	870,983
Seneca Foods Corp., Class A(b)	26,035	1,029,684
SpartanNash Co.	121,535	1,480,297
		4,180,926
Energy-4.53%
Archrock, Inc.	74,066	618,451
Era Group, Inc.(b)	110,342	1,096,799
Helix Energy Solutions Group, Inc.(b)	86,606	722,294
Matrix Service Co.(b)	37,431	753,112
Par Pacific Holdings, Inc.(b)	34,450	693,134
		3,883,790
Financials-28.62%
Ambac Financial Group, Inc.(b)	32,508	696,646
Ameris Bancorp	14,077	565,755
Apollo Commercial Real Estate Finance, Inc.	35,336	645,942
Columbia Banking System, Inc.	15,394	595,748
Customers Bancorp, Inc.(b)	31,418	671,717
Dime Community Bancshares, Inc.	30,528	592,548
Employers Holdings, Inc.	16,621	708,886
Encore Capital Group, Inc.(b)	21,978	746,153
Enova International, Inc.(b)	31,369	786,107
FGL Holdings	91,589	883,834
First Bancorp	67,483	625,567
First Commonwealth Financial Corp.	42,316	572,112
First Midwest Bancorp, Inc.	31,434	626,794
Flagstar Bancorp, Inc.	18,297	644,786
Franklin Financial Network, Inc.	17,298	637,777
Granite Point Mortgage Trust, Inc.	37,566	687,082
	Shares	Value
Financials-(continued)
Great Western Bancorp, Inc.	20,120	$594,546
HomeStreet, Inc.(b)	19,061	612,049
Hope Bancorp, Inc.	50,327	699,797
Horace Mann Educators Corp.	15,958	686,354
Invesco Mortgage Capital, Inc.(d)	37,290	652,202
KKR Real Estate Finance Trust, Inc.	32,761	689,619
New York Mortgage Trust, Inc.	105,130	667,576
Northfield Bancorp, Inc.	36,350	577,602
Northwest Bancshares, Inc.	36,326	571,226
OFG Bancorp	29,179	575,118
Old National Bancorp	36,851	660,001
Opus Bank	27,065	720,876
Pacific Premier Bancorp, Inc.	21,606	643,859
PennyMac Mortgage Investment Trust	32,383	752,905
Piper Sandler Cos.	7,702	634,876
Provident Financial Services, Inc.	26,611	606,997
Redwood Trust, Inc.	40,965	722,213
Stewart Information Services Corp.	18,509	772,751
Veritex Holdings, Inc.	23,755	672,742
Virtus Investment Partners, Inc.	5,339	656,857
Waddell & Reed Financial, Inc., Class A(c)	43,441	694,187
		24,551,807
Health Care-1.77%
Lannett Co., Inc.(b)(c)	86,126	701,066
Magellan Health, Inc.(b)	11,149	816,218
		1,517,284
Industrials-16.05%
ABM Industries, Inc.	19,469	742,548
Aegion Corp.(b)	28,731	600,478
Apogee Enterprises, Inc.	15,153	482,168
Arcosa, Inc.	17,889	782,644
Astec Industries, Inc.	15,435	636,539
DXP Enterprises, Inc.(b)	16,895	585,750
Encore Wire Corp.	10,865	590,078
GMS, Inc.(b)	26,230	700,866
Griffon Corp.	35,756	743,367
Hub Group, Inc., Class A(b)	15,251	806,320
Kelly Services, Inc., Class A	67,795	1,204,039
Matson, Inc.	16,437	591,896
MYR Group, Inc.(b)	26,518	761,597
Park Aerospace Corp.	43,848	678,329
Patrick Industries, Inc.	12,955	672,105
Resources Connection, Inc.	42,012	639,633
SkyWest, Inc.	10,900	601,353
TrueBlue, Inc.(b)	35,167	770,509
Universal Forest Products, Inc.	11,913	570,633
Wabash National Corp.	52,256	606,170
		13,767,022
Information Technology-9.00%
Anixter International, Inc.(b)	9,227	900,555
Benchmark Electronics, Inc.	20,919	643,887
Daktronics, Inc.	111,802	659,632
Insight Enterprises, Inc.(b)	11,951	787,212
KEMET Corp.	21,964	571,943
MTS Systems Corp.	12,910	654,408
Photronics, Inc.(b)	45,375	579,892
Sanmina Corp.(b)	28,704	913,935
SMART Global Holdings, Inc.(b)	20,497	618,190

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Information Technology-(continued)
Sykes Enterprises, Inc.(b)	16,750	$562,632
TTM Technologies, Inc.(b)	57,682	830,044
		7,722,330
Materials-4.88%
Boise Cascade Co.	19,113	691,890
Hawkins, Inc.	13,920	581,578
Haynes International, Inc.	15,937	427,271
Koppers Holdings, Inc.(b)	15,681	492,070
Mercer International, Inc. (Germany)	69,568	765,944
Tredegar Corp.	30,358	617,785
US Concrete, Inc.(b)	17,003	605,137
		4,181,675
Real Estate-5.59%
Cedar Realty Trust, Inc.	313,264	814,486
Chatham Lodging Trust	33,547	548,494
DiamondRock Hospitality Co.	59,148	571,961
iStar, Inc.	77,043	1,121,746
Summit Hotel Properties, Inc.	54,354	602,786
Washington REIT	19,755	601,342
Xenia Hotels & Resorts, Inc.	28,675	535,936
		4,796,751
Total Common Stocks & Other Equity Interests (Cost $85,300,251)		85,698,463
	Shares	Value
Money Market Funds-0.18%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $157,320)	157,320	$157,320
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $85,457,571)		85,855,783
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.28%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	1,463,589	1,463,589
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	487,668	487,863
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,951,452)		1,951,452
TOTAL INVESTMENTS IN SECURITIES-102.37% (Cost $87,409,023)		87,807,235
OTHER ASSETS LESS LIABILITIES-(2.37)%		(2,034,378)
NET ASSETS-100.00%		$85,772,857

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The Fund’s Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Mortgage Capital, Inc. is considered to be affiliated. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the nine months ended January 31, 2020.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2020	Dividend Income
Invesco Mortgage Capital, Inc.	$228,121	$716,364	$(302,060)	$2,032	$7,745	$652,202	$18,367

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Consumer Discretionary-4.95%
D.R. Horton, Inc.	99,504	$5,890,637
Garmin Ltd.	53,408	5,177,906
Levi Strauss & Co., Class A(b)	107,894	2,119,038
LKQ Corp.(c)	84,414	2,759,071
		15,946,652
Consumer Staples-0.72%
US Foods Holding Corp.(c)	57,512	2,310,257
Energy-4.77%
Continental Resources, Inc.	100,479	2,735,038
Magellan Midstream Partners L.P.	63,215	3,880,137
Pembina Pipeline Corp. (Canada)	137,788	5,278,658
Phillips 66 Partners L.P.	59,004	3,447,604
		15,341,437
Financials-26.20%
American Financial Group, Inc.	24,861	2,704,628
Arch Capital Group Ltd.(c)	110,345	4,872,835
Arthur J. Gallagher & Co.	50,516	5,181,426
Axis Capital Holdings Ltd.	23,095	1,483,854
BOK Financial Corp.	19,302	1,522,928
Citizens Financial Group, Inc.	116,835	4,355,609
CNA Financial Corp.	74,565	3,327,836
Credicorp Ltd. (Peru)	21,324	4,405,112
East West Bancorp, Inc.	39,432	1,807,563
Equitable Holdings, Inc.	125,752	3,020,563
Essent Group Ltd.	27,554	1,366,954
Fidelity National Financial, Inc.	77,404	3,773,445
Fifth Third Bancorp	192,994	5,490,679
First American Financial Corp.	31,967	1,981,315
Hartford Financial Services Group, Inc. (The)	98,808	5,857,338
KeyCorp	266,292	4,982,323
M&T Bank Corp.	35,441	5,972,517
MGIC Investment Corp.	96,364	1,328,860
Nasdaq, Inc.	43,892	5,111,662
OneMain Holdings, Inc.	38,024	1,611,077
Radian Group, Inc.	56,377	1,380,673
Regions Financial Corp.	263,556	4,103,567
RenaissanceRe Holdings Ltd. (Bermuda)	12,283	2,326,892
Santander Consumer USA Holdings, Inc.	93,946	2,500,842
SEI Investments Co.	41,488	2,707,507
Webster Financial Corp.	25,150	1,128,229
		84,306,234
Health Care-7.64%
Bruker Corp.	40,441	2,000,616
Charles River Laboratories International, Inc.(c)	12,926	1,998,101
Chemed Corp.	4,303	2,009,673
DENTSPLY SIRONA, Inc.	61,431	3,440,136
Encompass Health Corp.	27,305	2,103,304
Hill-Rom Holdings, Inc.	18,157	1,933,539
Hologic, Inc.(c)	73,328	3,924,515
ICON PLC (Ireland)(c)	14,202	2,394,741
Integra LifeSciences Holdings Corp.(c)	23,611	1,299,550
Varian Medical Systems, Inc.(c)	24,810	3,487,542
		24,591,717
Industrials-14.11%
AerCap Holdings N.V. (Ireland)(c)	35,700	2,020,977
AMETEK, Inc.	61,328	5,958,015
Crane Co.	16,037	1,370,522
Curtiss-Wright Corp.	11,400	1,657,902
	Shares	Value
Industrials-(continued)
Equifax, Inc.	32,346	$4,848,666
Fortune Brands Home & Security, Inc.	38,008	2,611,530
Graco, Inc.	44,993	2,391,378
Hubbell, Inc.	14,810	2,121,236
ITT, Inc.	23,383	1,568,532
Lincoln Electric Holdings, Inc.	16,448	1,466,833
Parker-Hannifin Corp.	34,683	6,787,116
Pentair PLC	45,371	1,947,777
Rockwell Automation, Inc.	31,293	5,997,616
TransUnion	50,879	4,665,604
		45,413,704
Information Technology-9.76%
ASE Technology Holding Co. Ltd., ADR (Taiwan)	596,254	2,826,244
CACI International, Inc., Class A(c)	6,605	1,766,441
CDW Corp.	37,882	4,941,707
Dolby Laboratories, Inc., Class A	27,374	1,898,113
Euronet Worldwide, Inc.(c)	14,296	2,253,622
Genpact Ltd.	50,283	2,226,028
Maxim Integrated Products, Inc.	72,023	4,330,023
Sabre Corp.	74,562	1,606,066
SS&C Technologies Holdings, Inc.	68,290	4,302,953
Trimble, Inc.(c)	64,037	2,722,853
WEX, Inc.(c)	11,685	2,534,710
		31,408,760
Materials-8.51%
AptarGroup, Inc.	17,132	1,978,917
Avery Dennison Corp.	22,230	2,917,465
Ball Corp.	88,028	6,353,861
Celanese Corp.	32,354	3,348,639
CF Industries Holdings, Inc.	56,809	2,288,267
Eastman Chemical Co.	37,425	2,667,280
Huntsman Corp.	63,002	1,295,321
Martin Marietta Materials, Inc.	16,698	4,404,933
Westlake Chemical Corp.	34,621	2,118,805
		27,373,488
Real Estate-15.37%
American Homes 4 Rent, Class A	80,533	2,200,967
Boston Properties, Inc.	41,422	5,937,844
Camden Property Trust	26,323	2,959,495
Douglas Emmett, Inc.	46,522	1,930,663
Duke Realty Corp.	99,874	3,626,425
Equity LifeStyle Properties, Inc.	49,207	3,579,809
Gaming and Leisure Properties, Inc.	57,578	2,720,848
Hudson Pacific Properties, Inc.	41,231	1,498,335
Mid-America Apartment Communities, Inc.	30,905	4,240,475
Sun Communities, Inc.	25,250	4,094,792
UDR, Inc.	79,208	3,794,855
Ventas, Inc.	98,316	5,688,564
Vornado Realty Trust	50,626	3,329,672
WP Carey, Inc.	45,910	3,861,949
		49,464,693
Utilities-7.94%
Avangrid, Inc.(b)	85,332	4,544,782
Black Hills Corp.	16,884	1,401,879
Brookfield Infrastructure Partners L.P. (Canada)	76,281	4,149,686
DTE Energy Co.	51,679	6,853,152
Fortis, Inc. (Canada)(b)	124,826	5,442,414

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Utilities-(continued)
MDU Resources Group, Inc.	55,254	$1,636,071
Portland General Electric Co.	24,705	1,519,357
		25,547,341
Total Common Stocks & Other Equity Interests (Cost $294,569,573)		321,704,283
Money Market Funds-0.15%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $489,451)	489,451	489,451
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $295,059,024)		322,193,734
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.17%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	5,248,094	$5,248,094
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,738,544	1,739,240
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,987,334)		6,987,334
TOTAL INVESTMENTS IN SECURITIES-102.29% (Cost $302,046,358)		329,181,068
OTHER ASSETS LESS LIABILITIES-(2.29)%		(7,357,591)
NET ASSETS-100.00%		$321,823,477

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	Non-income producing security.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-78.66%
Communication Services-0.69%
Telefonica S.A., ADR (Spain)	205,628	$1,383,876
Consumer Discretionary-6.53%
Bed Bath & Beyond, Inc.	101,524	1,446,717
Dick’s Sporting Goods, Inc.	34,940	1,545,396
General Motors Co.	57,987	1,936,186
Hanesbrands, Inc.	90,878	1,250,481
M.D.C. Holdings, Inc.	17,481	736,650
Office Depot, Inc.	306,159	679,673
Penske Automotive Group, Inc.	13,348	626,956
Whirlpool Corp.	14,218	2,078,245
Williams-Sonoma, Inc.(b)	19,901	1,394,662
Wyndham Destinations, Inc.	28,502	1,383,202
		13,078,168
Consumer Staples-0.87%
Walgreens Boots Alliance, Inc.	34,243	1,741,257
Energy-15.58%
Berry Petroleum Corp.	91,851	629,179
Black Stone Minerals L.P.	187,316	1,880,653
BP Midstream Partners L.P.	104,717	1,511,066
CNX Midstream Partners L.P.	153,428	2,361,257
ConocoPhillips	34,001	2,020,679
Crestwood Equity Partners L.P.	43,471	1,258,920
Delek US Holdings, Inc.	38,184	1,048,533
Eni S.p.A., ADR (Italy)(b)	46,781	1,309,400
Equinor ASA, ADR (Norway)	68,807	1,250,911
Genesis Energy L.P.	114,585	2,047,634
Magellan Midstream Partners L.P.	20,348	1,248,960
Marathon Petroleum Corp.	33,272	1,813,324
MPLX L.P.	90,469	2,175,780
NuStar Energy L.P.	54,959	1,500,930
Peabody Energy Corp.(b)	70,145	474,180
Phillips 66	18,002	1,644,843
Phillips 66 Partners L.P.	20,322	1,187,415
Royal Dutch Shell PLC, Class A, ADR (United Kingdom)	30,583	1,594,904
Solaris Oilfield Infrastructure, Inc., Class A	63,085	727,370
TOTAL S.A., ADR (France)	27,117	1,317,615
USA Compression Partners L.P.	138,747	2,203,302
		31,206,855
Financials-29.65%
Associated Banc-Corp.	31,715	632,080
Banco de Chile, ADR (Chile)	46,533	926,007
Banco Santander S.A., ADR (Spain)(b)	316,842	1,242,021
Bank OZK	22,872	621,661
Banner Corp.	12,843	662,057
Berkshire Hills Bancorp, Inc.	21,659	609,701
Brightsphere Investment Group, Inc.	70,941	653,367
Cadence BanCorp	83,447	1,304,277
Cathay General Bancorp	18,474	666,172
CIT Group, Inc.	30,206	1,380,716
Citigroup, Inc.	27,426	2,040,769
Citizens Financial Group, Inc.	53,594	1,997,984
Comerica, Inc.	29,452	1,801,284
Eaton Vance Corp.	28,302	1,294,816
Evercore, Inc., Class A	17,199	1,317,787
Fifth Third Bancorp	68,473	1,948,057
First Financial Bancorp	28,226	678,553
First Horizon National Corp.	85,308	1,364,928
Franklin Resources, Inc.	49,240	1,245,772
	Shares	Value
Financials-(continued)
Great Western Bancorp, Inc.	19,837	$586,183
Home BancShares, Inc.	36,451	696,943
HSBC Holdings PLC, ADR (United Kingdom)	41,976	1,523,309
ING Groep N.V., ADR (Netherlands)	95,535	1,038,465
JPMorgan Chase & Co.	15,787	2,089,567
KB Financial Group, Inc., ADR (South Korea)	27,009	986,639
KeyCorp	106,921	2,000,492
Lloyds Banking Group PLC, ADR (United Kingdom)(b)	351,024	1,039,031
Manulife Financial Corp. (Canada)	70,324	1,369,208
MetLife, Inc.	41,559	2,065,898
Morgan Stanley	41,539	2,170,828
Navient Corp.	48,139	692,239
Old National Bancorp	37,775	676,550
Pacific Premier Bancorp, Inc.	21,401	637,750
PNC Financial Services Group, Inc. (The)	13,538	2,011,070
Principal Financial Group, Inc.	25,117	1,329,945
Prudential Financial, Inc.	22,167	2,018,527
Regions Financial Corp.	123,309	1,919,921
Santander Consumer USA Holdings, Inc.	29,351	781,324
State Street Corp.	27,566	2,084,817
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	155,828	1,093,913
Synovus Financial Corp.	35,890	1,256,868
TCF Financial Corp.	32,747	1,384,543
U.S. Bancorp	34,723	1,847,958
Unum Group	45,501	1,214,422
Webster Financial Corp.	27,984	1,255,362
Zions Bancorporation N.A.	27,460	1,249,155
		59,408,936
Health Care-2.85%
Bristol-Myers Squibb Co.	36,941	2,325,436
Cardinal Health, Inc.	36,853	1,887,242
GlaxoSmithKline PLC, ADR (United Kingdom)	32,052	1,500,034
		5,712,712
Industrials-4.03%
Caterpillar, Inc.	14,180	1,862,543
Cummins, Inc.	11,286	1,805,421
Delta Air Lines, Inc.	36,834	2,053,127
Greenbrier Cos., Inc. (The)	23,443	564,742
Pitney Bowes, Inc.	148,780	556,437
Ryder System, Inc.	25,872	1,234,612
		8,076,882
Information Technology-1.08%
QIWI PLC, ADR (Russia)	86,641	1,607,191
Xperi Corp.	34,838	560,543
		2,167,734
Materials-5.36%
Cabot Corp.	14,452	575,912
Chemours Co. (The)	82,996	1,151,154
Cia Siderurgica Nacional S.A., ADR (Brazil)	587,301	1,756,030
Cleveland-Cliffs, Inc.(b)	166,991	1,172,277
Domtar Corp.	18,039	628,118
Eastman Chemical Co.	17,406	1,240,526
Huntsman Corp.	58,851	1,209,977
Nucor Corp.	37,139	1,763,731
Steel Dynamics, Inc.	41,313	1,234,432
		10,732,157

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2020
(Unaudited)
	Shares	Value
Real Estate-10.64%
American Finance Trust, Inc.	46,394	$601,730
Brixmor Property Group, Inc.	95,271	1,901,609
Easterly Government Properties, Inc.	35,055	848,681
Healthpeak Properties, Inc.	60,327	2,171,169
Kimco Realty Corp.	96,917	1,846,269
Lexington Realty Trust	105,108	1,163,546
LTC Properties, Inc.	12,083	557,751
Medical Properties Trust, Inc.	103,875	2,300,831
National Health Investors, Inc.	11,615	980,074
National Storage Affiliates Trust	21,229	724,970
Newmark Group, Inc., Class A	52,505	617,984
Omega Healthcare Investors, Inc.	49,857	2,091,501
RPT Realty	35,679	497,722
SITE Centers Corp.	66,060	839,623
Spirit Realty Capital, Inc.	38,929	2,054,673
Welltower, Inc.	24,955	2,118,929
		21,317,062
Utilities-1.38%
Brookfield Renewable Partners L.P. (Canada)	17,917	873,275
Suburban Propane Partners L.P.	83,488	1,891,003
		2,764,278
Total Common Stocks & Other Equity Interests (Cost $159,260,939)		157,589,917

Closed-End Funds-10.59%
AllianceBernstein Global High Income Fund, Inc.	91,329	1,127,913
Ares Dynamic Credit Allocation Fund, Inc.	58,742	915,200
Barings Global Short Duration High Yield Fund	39,040	687,885
BlackRock Multi-Sector Income Trust	65,273	1,056,770
Blackstone/GSO Strategic Credit Fund(b)	119,567	1,752,852
First Trust Intermediate Duration Preferred & Income Fund(b)	77,000	1,852,620
KKR Income Opportunities Fund(b)	40,043	629,476
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	83,445	575,770
NexPoint Strategic Opportunities Fund	137,839	2,358,425
Nuveen Global High Income Fund	36,004	598,747
Nuveen Preferred & Income Opportunities Fund	151,573	1,583,938
Nuveen Preferred & Income Term Fund	37,041	963,807
PGIM Global High Yield Fund, Inc.	57,326	859,890
PGIM High Yield Bond Fund, Inc.	96,113	1,467,646
Templeton Emerging Markets Income Fund	80,679	734,179
Wells Fargo Income Opportunities Fund	122,815	1,024,277
Wells Fargo Multi-Sector Income Fund	49,310	639,551
Western Asset Global High Income Fund, Inc.	68,429	684,974
Western Asset High Income Fund II, Inc.	146,504	1,000,622
Western Asset High Yield Defined Opportunity Fund, Inc.	44,522	705,674
Total Closed-End Funds (Cost $20,426,075)		21,220,216
	Shares	Value
Preferred Stocks-10.55%
Financials-9.39%
Aspen Insurance Holdings Ltd., Pfd., 5.63% (Bermuda)	57,918	$1,525,560
Athene Holding Ltd., Series A, Pfd., 6.35%	51,200	1,464,320
Bank of America Corp., Series GG, Pfd., 6.00%	84,515	2,345,291
Highland Income Fund, Series A, Pfd., 5.38%(b)	39,303	1,010,476
JPMorgan Chase & Co., Series DD, Pfd., 5.75%	76,693	2,105,990
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	81,894	2,279,110
Morgan Stanley, Series K, Pfd., 5.85%	49,081	1,411,570
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%	41,835	1,149,626
U.S. Bancorp, Series F, Pfd., 6.50%	32,842	903,812
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	1,543	2,384,799
Wells Fargo & Co., Series Q, Pfd., 5.85%	81,953	2,227,482
		18,808,036
Utilities-1.16%
Dominion Energy, Inc., Series A, Conv. Pfd., 7.25%	21,187	2,324,849
Total Preferred Stocks (Cost $20,200,667)		21,132,885
Money Market Funds-0.12%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $238,606)	238,606	238,606
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $200,126,287)		200,181,624
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.05%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(c)(d)	3,075,056	3,075,056
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(c)(d)	1,024,609	1,025,019
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,100,069)		4,100,075
TOTAL INVESTMENTS IN SECURITIES-101.97% (Cost $204,226,356)		204,281,699
OTHER ASSETS LESS LIABILITIES-(1.97)%		(3,942,934)
NET ASSETS-100.00%		$200,338,765

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
January 31, 2020
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2020.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.